RESTRUCTURING CHARGES (Tables)	12 Months Ended
Jun. 30, 2015
Changes in Restructuring Liability

Changes in the restructuring liability were as follows:

(In millions)	Severance	Asset Impairments and Other(a)	Total

Restructuring liability as of June 30, 2014	$0	$0	$0
Restructuring charges	1,308	770	2,078
Cash paid	(701)	(134)	(835)
Other	(19)	(387)	(406)

Restructuring liability as of June 30, 2015	$588	$249	$837

(a)

“Asset Impairments and Other” primarily reflects activities associated with the consolidation of our facilities and manufacturing operations, including asset write-downs of $372 million during fiscal year 2015, as well as contract termination costs.